Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(7)	AFFO (per diluted common share and partnership unit)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,226,103	$5,888,290	$1,405,594	$1,234,150	$105.37	$113.54	$170,547	$3.95
2022	$7,656,072	$9,778,145	$1,048,261	$1,110,318	$113.42	$99.82	$153,035	$3.83
2021	$7,341,625	$8,465,147	$825,199	$508,644	$109.60	$132.23	$122,876	$3.51
2020	$7,517,366	$7,975,373	$761,782	$764,191	$98.51	$92.43	$91,972	$3.20

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Agree (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Agree, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agree during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agree’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$8,226,103	$(4,212,330)	$1,874,517	$5,888,290
2022	$7,656,072	$(3,666,730)	$5,788,803	$9,778,145
2021	$7,341,625	$(3,469,080)	$4,592,602	$8,465,147
2020	$7,517,366	$(3,731,809)	$4,189,816	$7,975,373

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$3,152,283	$(1,999,494)	$140,175	$581,553	$1,874,517
2022	$4,562,604	$1,182,878	$(468,543)	$511,864	$5,788,803
2021	$3,963,450	$124,045	$(96,376)	$601,483	$4,592,602
2020	$3,257,260	$375,176	$360,480	$196,900	$4,189,816

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Agree) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Agree) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Peter Coughenour, Craig Erlich, Danielle Spehar, and Nicole Witteveen; (ii) for 2022, Peter Coughenour, Craig Erlich, Danielle Spehar, and Nicole Witteveen; (iii) for 2021, Peter Coughenour, Craig Erlich, Simon Leopold, Danielle Spehar, Clayton Thelen and Nicole Witteveen; and (iv) for 2020, Clayton Thelen, Laith Hermiz, Craig Erlich and Danielle Spehar.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Agree), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Agree) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Agree) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,405,594	$(592,368)	$420,924	$1,234,150
2022	$1,048,261	$(256,408)	$318,465	$1,110,318
2021	$825,199	$(343,954)	$27,399	$508,644
2020	$761,782	$(278,270)	$280,679	$764,191

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2023	$487,138	$(86,237)	$(1,612)	$—	$21,635	$420,924
2022	$312,359	$(589)	$(8,771)	$—	$15,466	$318,465
2021	$108,261	$6,572	$(1,852)	$(95,249)	$9,667	$27,399
2020	$250,810	$11,216	$7,286	$—	$11,367	$280,679

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: MSCI US REIT (RMZ) Index.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.

(8)
The Company defines Adjusted Funds From Operations (“AFFO”) as net income computed in accordance with GAAP, excluding certain non-cash and infrequently occurring items, specifically, (i) depreciation of real-estate and non-real estate assets; (ii) amortization of acquisition related lease intangibles and leasing costs; (iii) provision for impairment; (iv) gains (or losses) from sales of real estate assets and/or changes in control; (v) loss on extinguishment of debt and settlement of related hedges; (vi) straight-line accrued rent; (vii) stock-based compensation expense; (viii) amortization of financing fees and original issue discounts; and (ix) certain other items that reduce or increase net income in accordance with GAAP. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined AFFO (per diluted common share and partnership unit) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	AFFO (per diluted common share and partnership unit)
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Agree (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables — Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Agree) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Agree) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Peter Coughenour, Craig Erlich, Danielle Spehar, and Nicole Witteveen; (ii) for 2022, Peter Coughenour, Craig Erlich, Danielle Spehar, and Nicole Witteveen; (iii) for 2021, Peter Coughenour, Craig Erlich, Simon Leopold, Danielle Spehar, Clayton Thelen and Nicole Witteveen; and (iv) for 2020, Clayton Thelen, Laith Hermiz, Craig Erlich and Danielle Spehar.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: MSCI US REIT (RMZ) Index.

PEO Total Compensation Amount	$ 8,226,103	$ 7,656,072	$ 7,341,625	$ 7,517,366
PEO Actually Paid Compensation Amount	$ 5,888,290	9,778,145	8,465,147	7,975,373
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Agree, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agree during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agree’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$8,226,103	$(4,212,330)	$1,874,517	$5,888,290
2022	$7,656,072	$(3,666,730)	$5,788,803	$9,778,145
2021	$7,341,625	$(3,469,080)	$4,592,602	$8,465,147
2020	$7,517,366	$(3,731,809)	$4,189,816	$7,975,373

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$3,152,283	$(1,999,494)	$140,175	$581,553	$1,874,517
2022	$4,562,604	$1,182,878	$(468,543)	$511,864	$5,788,803
2021	$3,963,450	$124,045	$(96,376)	$601,483	$4,592,602
2020	$3,257,260	$375,176	$360,480	$196,900	$4,189,816

Non-PEO NEO Average Total Compensation Amount	$ 1,405,594	1,048,261	825,199	761,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,234,150	1,110,318	508,644	764,191
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Agree), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Agree) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Agree) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,405,594	$(592,368)	$420,924	$1,234,150
2022	$1,048,261	$(256,408)	$318,465	$1,110,318
2021	$825,199	$(343,954)	$27,399	$508,644
2020	$761,782	$(278,270)	$280,679	$764,191

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2023	$487,138	$(86,237)	$(1,612)	$—	$21,635	$420,924
2022	$312,359	$(589)	$(8,771)	$—	$15,466	$318,465
2021	$108,261	$6,572	$(1,852)	$(95,249)	$9,667	$27,399
2020	$250,810	$11,216	$7,286	$—	$11,367	$280,679

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on the objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
AFFO per share

Relative Total Shareholder Return

Net Debt to Annualized Recurring EBITDA

Total Shareholder Return Amount	$ 105.37	113.42	109.6	98.51
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 170,547,000	$ 153,035,000	$ 122,876,000	$ 91,972,000
Company Selected Measure Amount | $ / shares	3.95	3.83	3.51	3.2
PEO Name	Mr. Agree
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per share
Non-GAAP Measure Description
(8)
The Company defines Adjusted Funds From Operations (“AFFO”) as net income computed in accordance with GAAP, excluding certain non-cash and infrequently occurring items, specifically, (i) depreciation of real-estate and non-real estate assets; (ii) amortization of acquisition related lease intangibles and leasing costs; (iii) provision for impairment; (iv) gains (or losses) from sales of real estate assets and/or changes in control; (v) loss on extinguishment of debt and settlement of related hedges; (vi) straight-line accrued rent; (vii) stock-based compensation expense; (viii) amortization of financing fees and original issue discounts; and (ix) certain other items that reduce or increase net income in accordance with GAAP. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined AFFO (per diluted common share and partnership unit) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Annualized Recurring EBITDA
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,212,330)	$ (3,666,730)	$ (3,469,080)	$ (3,731,809)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,874,517	5,788,803	4,592,602	4,189,816
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,152,283	4,562,604	3,963,450	3,257,260
PEO | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,999,494)	1,182,878	124,045	375,176
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,175	(468,543)	(96,376)	360,480
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,553	511,864	601,483	196,900
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(592,368)	(256,408)	(343,954)	(278,270)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,924	318,465	27,399	280,679
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,237)	(589)	6,572	11,216
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,612)	(8,771)	(1,852)	7,286
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,635	15,466	9,667	11,367
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,138	312,359	108,261	250,810
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (95,249)